ING LOGO AMERICAS US Legal Services

Anngharaad Reid Paralegal (860) 580-2835 Fax: (860) 580-4844 anngharaad.reid@us.ing.com

August 19, 2009

BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	ReliaStar Life Insurance Company
Select*Life Variable Account
Prospectus Title: Select*Life II
File Nos.: 033-57244 and 811-04208
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Select*Life Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on August 18, 2009.

If you have any questions regarding this submission, please call the undersigned at 860-580-2835.

Sincerely,

/s/ Anngharaad S. Reid Anngharaad S. Reid

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774